ACCOUNTS PAYABLE (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS PAYABLE [Abstract]
Game license fees payable	$ 13,246,572	$ 26,280,480
Fees payable to content and channel providers	5,075,274	6,589,293
Royalty fees payable	11,622,820	5,448,409
Fees payable to mobile operators	968,382	635,500
Others	686,269	560,697
Total	$ 31,599,317	$ 39,514,379